Aptus Collared Income Opportunity ETF
Schedule of Investments
January 31, 2022 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 98.5%
		Basic Materials - 3.6%
63,719		BHP Group, Ltd. - ADR (a)		$4,052,528
9,842		Linde plc (a)		3,136,448
77,446		Mosaic Company (a)		3,093,968
9,937		Sherwin-Williams Company (a)		2,847,050
				13,129,994
		Communications - 12.1%
5,655		Alphabet, Inc. - Class C (a)(b)		15,347,500
4,205		Amazon.com, Inc. (a)(b)		12,579,131
43,386		Comcast Corporation - Class A (a)		2,168,866
24,270		Meta Platforms, Inc. - Class A (a)(b)		7,602,820
5,510		Netflix, Inc. (b)		2,353,542
28,907		Walt Disney Company (a)(b)		4,132,834
				44,184,693
		Consumer, Cyclical - 12.6%
8,069		Costco Wholesale Corporation (a)		4,075,894
11,252		Darden Restaurants, Inc. (a)		1,573,817
23,807		Dollar General Corporation (a)		4,963,284
44,277		Fastenal Company (a)		2,509,620
16,823		Home Depot, Inc. (a)		6,173,705
31,819		Las Vegas Sands Corporation (a)(b)		1,393,672
25,202		Marriott International, Inc. - Class A (a)(b)		4,060,546
44,907		Starbucks Corporation (a)		4,415,256
24,679		Target Corporation (a)		5,439,992
2,822		Tesla, Inc. (a)(b)		2,643,424
17,343		Toyota Motor Corporation - ADR (a)		3,441,718
68,188		United Airlines Holdings, Inc. (a)(b)		2,923,902
19,557		Walmart, Inc. (a)		2,734,264
				46,349,094
		Consumer, Non-cyclical - 16.8%
24,783		Abbott Laboratories (a)		3,158,841
41,840		AbbVie, Inc. (a)		5,727,478
13,285		Anthem, Inc. (a)		5,858,552
7,672		Charles River Laboratories International, Inc. (a)(b)		2,529,919
25,291		Johnson & Johnson (a)		4,357,386
43,252		Medtronic plc (a)		4,476,150
29,822		PepsiCo, Inc. (a)		5,174,713
24,643		Procter & Gamble Company (a)		3,953,969
8,684		S&P Global, Inc. (a)		3,605,771
14,161		Stryker Corporation (a)		3,512,636
11,449		Thermo Fisher Scientific, Inc. (a)		6,655,304
17,495		UnitedHealth Group, Inc. (a)		8,267,612
22,534		Zoetis, Inc. (a)		4,502,068
				61,780,399
		Energy - 3.6%
42,428		Devon Energy Corporation (a)		2,145,584
31,175		Diamondback Energy, Inc. (a)		3,933,038
43,956		Exxon Mobil Corporation (a)		3,338,898
16,956		Pioneer Natural Resources Company (a)		3,711,499
				13,129,019
		Financial - 14.7%
64,640		American Homes 4 Rent - Class A (a)		2,529,363
10,788		American Tower Corporation (a)		2,713,182
113,974		Bank of America Corporation (a)		5,258,760
18,465		Berkshire Hathaway, Inc. - Class B (a)(b)		5,779,914
45,826		Charles Schwab Corporation (a)		4,018,940
23,848		First Republic Bank/CA		4,139,774
10,475		Goldman Sachs Group, Inc. (a)		3,715,273
30,340		Intercontinental Exchange, Inc. (a)		3,842,865
39,770		JPMorgan Chase & Company (a)		5,909,822
29,708		Marsh & McLennan Companies, Inc. (a)		4,564,337
8,081		Mastercard, Inc. - Class A (a)		3,122,337
37,883		Progressive Corporation (a)		4,116,367
27,312		Prologis, Inc. (a)		4,283,068
				53,994,002
		Industrial - 6.2%
21,209		Caterpillar, Inc. (a)		4,274,886
18,914		FedEx Corporation (a)		4,650,196
23,320		L3Harris Technologies, Inc. (a)		4,880,643
9,218		Lockheed Martin Corporation		3,587,000
21,606		Union Pacific Corporation (a)		5,283,747
				22,676,472
		Technology - 27.6% (c)
14,980		Accenture plc - Class A (a)		5,296,628
7,732		Adobe, Inc. (a)(b)		4,131,208
31,664		Analog Devices, Inc. (a)		5,191,946
147,893		Apple, Inc. (a)		25,848,739
9,055		Broadcom, Inc. (a)		5,305,143
28,121		Broadridge Financial Solutions, Inc. (a)		4,477,426
35,740		Fidelity National Information Services, Inc. (a)		4,285,941
7,378		Intuit, Inc. (a)		4,096,487
9,559		Lam Research Corporation (a)		5,639,045
72,832		Microsoft Corporation (a)		22,649,295
39,564		Paychex, Inc. (a)		4,659,057
21,122		salesforce.com, Inc. (a)(b)		4,913,611
25,960		Texas Instruments, Inc. (a)		4,659,560
				101,154,086
		Utilities - 1.3%
60,371		NextEra Energy, Inc. (a)		4,716,183
		TOTAL COMMON STOCKS (Cost $306,620,726)		361,113,942

Contracts			Notional Amount
		PURCHASED OPTIONS (d) - 2.0%
		Call Options - 0.7%
2,500		Invesco QQQ Trust Series 1, Expiration: 02/04/2022, Exercise Price: $390.00	$90,762,500	8,750
960		Invesco QQQ Trust Series 1, Expiration: 02/18/2022, Exercise Price: $370.00	34,852,800	469,440
150		S&P 500 Index, Expiration: 02/04/2022, Exercise Price: $4,500.00	67,733,250	686,250
260		S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,550.00	117,404,300	1,413,100
				2,577,540
		Put Options - 1.3%
700		S&P 500 Index, Expiration: 02/11/2022, Exercise Price: $4,400.00	316,088,500	2,730,000
600		S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,300.00	270,933,000	2,046,000
				4,776,000
		TOTAL PURCHASED OPTIONS (Cost $11,197,733)		7,353,540

		Total Investments (Cost $317,818,459) - 100.5%		368,467,482
		Liabilities in Excess of Other Assets - (0.5)%		(1,820,731)
		TOTAL NET ASSETS - 100.0%		$366,646,751

		Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2022, the value of these securities amount to $342,972,599 or 93.5% of net assets.
	(b)	Non-income producing security.
	(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(d)	Exchange traded.

Aptus Collared Income Opportunity ETF
Schedule of Written Options
January 31, 2022 (Unaudited)
Contracts	Security Description	Notional Amount	Value
	Written Options (a) - (1.4)%
	Call Options - (0.7)%
(413)	AbbVie, Inc., Expiration: 02/18/2022, Exercise Price: $145.00	$(5,653,557)	$(28,703)
(149)	Accenture plc - Class A, Expiration: 02/18/2022, Exercise Price: $390.00	(5,268,342)	(9,312)
(30)	Adobe, Inc., Expiration: 02/04/2022, Exercise Price: $525.00	(1,602,900)	(39,450)
(31)	Adobe, Inc., Expiration: 02/18/2022, Exercise Price: $550.00	(1,656,330)	(29,605)
(27)	Alphabet, Inc. - Class C, Expiration: 02/04/2022, Exercise Price: $2,800.00	(7,327,719)	(85,320)
(27)	Alphabet, Inc. - Class C, Expiration: 02/18/2022, Exercise Price: $3,000.00	(7,327,719)	(29,295)
(20)	Amazon.com, Inc., Expiration: 02/04/2022, Exercise Price: $3,150.00	(5,982,940)	(37,300)
(20)	Amazon.com, Inc., Expiration: 02/18/2022, Exercise Price: $3,350.00	(5,982,940)	(22,150)
(54)	American Tower Corporation, Expiration: 02/18/2022, Exercise Price: $270.00	(1,358,100)	(4,185)
(132)	Anthem, Inc., Expiration: 02/18/2022, Exercise Price: $480.00	(5,821,068)	(14,190)
(1,478)	Apple, Inc., Expiration: 02/18/2022, Exercise Price: $175.00	(25,832,484)	(598,590)
(1,139)	Bank of America Corporation, Expiration: 02/18/2022, Exercise Price: $50.00	(5,255,346)	(13,098)
(92)	Berkshire Hathaway, Inc. - Class B, Expiration: 02/18/2022, Exercise Price: $330.00	(2,879,784)	(12,282)
(92)	Berkshire Hathaway, Inc. - Class B, Expiration: 02/18/2022, Exercise Price: $340.00	(2,879,784)	(2,438)
(90)	Broadcom, Inc., Expiration: 02/18/2022, Exercise Price: $615.00	(5,272,920)	(54,000)
(281)	Broadridge Financial Solutions, Inc., Expiration: 02/18/2022, Exercise Price: $175.00	(4,474,082)	(11,942)
(76)	Charles River Laboratories International, Inc., Expiration: 02/18/2022, Exercise Price: $380.00	(2,506,176)	(7,980)
(433)	Comcast Corporation - Class A, Expiration: 02/18/2022, Exercise Price: $55.00	(2,164,567)	(3,464)
(80)	Costco Wholesale Corporation, Expiration: 02/18/2022, Exercise Price: $530.00	(4,041,040)	(23,200)
(57)	Darden Restaurants, Inc., Expiration: 02/18/2022, Exercise Price: $150.00	(797,259)	(3,990)
(379)	Devon Energy Corporation, Expiration: 02/18/2022, Exercise Price: $60.00	(1,916,603)	(18,760)
(311)	Diamondback Energy, Inc., Expiration: 02/18/2022, Exercise Price: $140.00	(3,923,576)	(55,980)
(238)	Dollar General Corporation, Expiration: 02/18/2022, Exercise Price: $232.50	(4,961,824)	(2,975)
(189)	FedEx Corporation, Expiration: 02/18/2022, Exercise Price: $270.00	(4,646,754)	(7,182)
(357)	Fidelity National Information Services, Inc., Expiration: 02/18/2022, Exercise Price: $130.00	(4,281,144)	(44,625)
(104)	Goldman Sachs Group, Inc., Expiration: 02/18/2022, Exercise Price: $390.00	(3,688,672)	(7,228)
(168)	Home Depot, Inc., Expiration: 02/18/2022, Exercise Price: $395.00	(6,165,264)	(15,204)
(73)	Intuit, Inc., Expiration: 02/18/2022, Exercise Price: $620.00	(4,053,179)	(13,687)
(2,500)	Invesco QQQ Trust Series 1, Expiration: 02/04/2022, Exercise Price: $400.00	(90,762,500)	(3,750)
(960)	Invesco QQQ Trust Series 1, Expiration: 02/18/2022, Exercise Price: $385.00	(34,852,800)	(97,920)
(397)	JPMorgan Chase & Company, Expiration: 02/18/2022, Exercise Price: $170.00	(5,899,420)	(1,786)
(47)	Lam Research Corporation, Expiration: 02/18/2022, Exercise Price: $660.00	(2,772,624)	(15,251)
(318)	Las Vegas Sands Corporation, Expiration: 02/04/2022, Exercise Price: $46.00	(1,392,840)	(7,155)
(98)	Linde plc, Expiration: 02/18/2022, Exercise Price: $350.00	(3,123,064)	(13,230)
(252)	Marriott International, Inc. - Class A, Expiration: 02/04/2022, Exercise Price: $170.00	(4,060,224)	(5,796)
(80)	Mastercard, Inc. - Class A, Expiration: 02/18/2022, Exercise Price: $405.00	(3,091,040)	(27,400)
(121)	Meta Platforms, Inc. - Class A, Expiration: 02/04/2022, Exercise Price: $345.00	(3,790,446)	(6,534)
(121)	Meta Platforms, Inc. - Class A, Expiration: 02/04/2022, Exercise Price: $350.00	(3,790,446)	(3,085)
(337)	Microsoft Corporation, Expiration: 02/04/2022, Exercise Price: $320.00	(10,480,026)	(27,466)
(774)	Mosaic Company, Expiration: 02/04/2022, Exercise Price: $44.00	(3,092,130)	(4,257)
(55)	Netflix, Inc., Expiration: 02/04/2022, Exercise Price: $460.00	(2,349,270)	(10,423)
(603)	NextEra Energy, Inc., Expiration: 02/18/2022, Exercise Price: $80.00	(4,710,636)	(73,868)
(298)	PepsiCo, Inc., Expiration: 02/04/2022, Exercise Price: $180.00	(5,170,896)	(3,576)
(169)	Pioneer Natural Resources Company, Expiration: 02/18/2022, Exercise Price: $235.00	(3,699,241)	(46,475)
(378)	Progressive Corporation, Expiration: 02/18/2022, Exercise Price: $115.00	(4,107,348)	(17,955)
(273)	Prologis, Inc., Expiration: 02/18/2022, Exercise Price: $170.00	(4,281,186)	(4,778)
(150)	S&P 500 Index, Expiration: 02/04/2022, Exercise Price: $4,550.00	(67,733,250)	(334,500)
(260)	S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,650.00	(117,404,300)	(507,000)
(211)	salesforce.com, Inc., Expiration: 02/18/2022, Exercise Price: $245.00	(4,908,493)	(52,961)
(99)	Sherwin-Williams Company, Expiration: 02/18/2022, Exercise Price: $330.00	(2,836,449)	(1,733)
(449)	Starbucks Corporation, Expiration: 02/04/2022, Exercise Price: $106.00	(4,414,568)	(13,246)
(141)	Stryker Corporation, Expiration: 02/18/2022, Exercise Price: $280.00	(3,497,505)	(4,230)
(123)	Target Corporation, Expiration: 02/18/2022, Exercise Price: $240.00	(2,711,289)	(5,351)
(28)	Tesla, Inc., Expiration: 02/04/2022, Exercise Price: $1,020.00	(2,622,816)	(12,460)
(259)	Texas Instruments, Inc., Expiration: 02/18/2022, Exercise Price: $200.00	(4,648,791)	(4,015)
(57)	Thermo Fisher Scientific, Inc., Expiration: 02/18/2022, Exercise Price: $670.00	(3,313,410)	(2,138)
(87)	Toyota Motor Corporation, Expiration: 02/18/2022, Exercise Price: $210.00	(1,726,515)	(12,398)
(108)	Union Pacific Corporation, Expiration: 02/18/2022, Exercise Price: $265.00	(2,641,140)	(2,484)
(681)	United Airlines Holdings, Inc., Expiration: 02/04/2022, Exercise Price: $47.00	(2,920,128)	(4,427)
(174)	UnitedHealth Group, Inc., Expiration: 02/18/2022, Exercise Price: $490.00	(8,222,718)	(64,815)
(289)	Walt Disney Company, Expiration: 02/11/2022, Exercise Price: $150.00	(4,131,833)	(42,627)
			(2,631,225)

	Put Options - (0.7)%
(700)	S&P 500 Index, Expiration: 02/11/2022, Exercise Price: $4,350.00	(316,088,500)	(2,033,500)
(600)	S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,000.00	(270,933,000)	(540,000)
			(2,573,500)
	TOTAL WRITTEN OPTIONS (Premiums Received $4,463,589)		$(5,204,725)

(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

Aptus Collared Income Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$361,113,942	$-	$-	$361,113,942
Purchased Options	-	7,353,540	-	7,353,540
Total Investments in Securities	$361,113,942	$7,353,540	$-	$368,467,482

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$5,204,725	$-	$5,204,725
Total Written Options	$-	$5,204,725	$-	$5,204,725

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.